Finance income and finance costs - Summary of finance income and finance costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Material Income And Expense [Abstract]
Finance income from equity accounted units (Rio Tinto share)	$ 7	$ 4	$ 6
Other finance income (including bank deposits and other financial assets)	242	137	83
Total finance income	249	141	89
Interest on:
– Financial liabilities at amortised cost and associated derivatives	(775)	(819)	(895)
– Finance leases	(2)	(3)	(3)
Fair value movements:
– Bonds designated as hedged items in fair value hedges	96	28	89
– Derivatives designated as hedging instruments in fair value hedges	(73)	(22)	(89)
Loss on early redemption of bonds	(94)	(256)	(324)
Amounts capitalised	296	224	111
Total finance costs	$ (552)	$ (848)	$ (1,111)